Intangible Assets, Net and Goodwill - Summary of Analysis of Intangible Assets (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortization of the year	$ (25,798,610)	$ (24,348,182)	$ (19,522,968)
Licenses and rights of use [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	113,304,386	116,031,264	90,449,251
Acquisitions	4,227,244	12,347,051	9,129,949
Acquisitions in business combinations		53,923	360,144
Disposals and other	502,397	(792,894)	1,269,478
Amortization of the year	(11,347,089)	(11,879,489)	(10,255,271)
Effect of translation of foreign subsidiaries	(3,388,543)	(2,455,469)	25,077,713
Balance at end of year	103,298,395	113,304,386	116,031,264
Licenses and rights of use [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	247,413,824	242,739,362	175,295,775
Acquisitions	4,227,244	12,347,051	9,129,949
Acquisitions in business combinations		53,923	360,144
Disposals and other	1,508,274	(1,037,458)	1,269,478
Effect of translation of foreign subsidiaries	(19,670,368)	(6,689,054)	56,684,016
Balance at end of year	233,478,974	247,413,824	242,739,362
Licenses and rights of use [member] | Accumulated depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(134,109,438)	(126,708,098)	(84,846,524)
Disposals and other	(1,005,877)	244,564
Amortization of the year	(11,347,089)	(11,879,489)	(10,255,271)
Effect of translation of foreign subsidiaries	16,281,825	4,233,585	(31,606,303)
Balance at end of year	(130,180,579)	(134,109,438)	(126,708,098)
Trademarks [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	9,937,807	12,566,893	11,300,306
Acquisitions	159,958	127,823
Acquisitions in business combinations	6,631	82,868	101,655
Disposals and other		4,660	(13,820)
Amortization of the year	(4,973,602)	(3,179,461)	(330,576)
Effect of translation of foreign subsidiaries	(463,589)	335,024	1,509,328
Balance at end of year	4,667,205	9,937,807	12,566,893
Trademarks [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	28,779,212	27,789,150	22,824,013
Acquisitions	159,958	127,823
Acquisitions in business combinations	6,631	82,868	101,655
Disposals and other		(29,804)	(13,820)
Effect of translation of foreign subsidiaries	(738,635)	809,175	4,877,302
Balance at end of year	28,207,166	28,779,212	27,789,150
Trademarks [member] | Accumulated depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(18,841,405)	(15,222,257)	(11,523,707)
Disposals and other		34,464
Amortization of the year	(4,973,602)	(3,179,461)	(330,576)
Effect of translation of foreign subsidiaries	275,046	(474,151)	(3,367,974)
Balance at end of year	(23,539,961)	(18,841,405)	(15,222,257)
Customer relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	10,856,219	13,810,434	14,431,532
Acquisitions	74,637
Acquisitions in business combinations	15,556	512,667	1,904,503
Amortization of the year	(3,754,312)	(3,769,777)	(3,231,518)
Effect of translation of foreign subsidiaries	(410,569)	302,895	705,917
Balance at end of year	6,781,531	10,856,219	13,810,434
Customer relationships [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	26,985,714	26,245,508	18,394,407
Acquisitions	74,637
Acquisitions in business combinations	15,556	512,667	1,904,503
Disposals and other		(882,338)
Effect of translation of foreign subsidiaries	(1,532,839)	1,109,877	5,946,598
Balance at end of year	25,543,068	26,985,714	26,245,508
Customer relationships [member] | Accumulated depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(16,129,495)	(12,435,074)	(3,962,875)
Disposals and other		882,338
Amortization of the year	(3,754,312)	(3,769,777)	(3,231,518)
Effect of translation of foreign subsidiaries	1,122,270	(806,982)	(5,240,681)
Balance at end of year	(18,761,537)	(16,129,495)	(12,435,074)
Software licenses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	7,240,437	7,751,056	6,358,170
Acquisitions	2,004,550	3,351,200	3,812,881
Acquisitions in business combinations	3,006		18,504
Disposals and other	1,772,238	(485,449)
Amortization of the year	(3,491,629)	(3,699,363)	(3,469,461)
Effect of translation of foreign subsidiaries	(924,147)	322,993	1,030,962
Balance at end of year	6,604,455	7,240,437	7,751,056
Software licenses [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	15,055,598	12,874,796	8,782,768
Acquisitions	2,004,550	3,351,200	3,854,066
Acquisitions in business combinations	3,006		26,871
Disposals and other	(905,610)	(1,698,118)	(829,680)
Effect of translation of foreign subsidiaries	(1,848,286)	527,720	1,040,771
Balance at end of year	14,309,258	15,055,598	12,874,796
Software licenses [member] | Accumulated depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(7,815,161)	(5,123,740)	(2,424,598)
Acquisitions			(41,185)
Acquisitions in business combinations			(8,367)
Disposals and other	2,677,848	1,212,669	829,680
Amortization of the year	(3,491,629)	(3,699,363)	(3,469,461)
Effect of translation of foreign subsidiaries	924,139	(204,727)	(9,809)
Balance at end of year	(7,704,803)	(7,815,161)	(5,123,740)
Content rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	2,200,777	2,209,799	2,205,781
Acquisitions	850,779	2,099,084	2,242,556
Disposals and other		(258,795)	(218,669)
Amortization of the year	(2,231,978)	(1,820,092)	(2,236,141)
Effect of translation of foreign subsidiaries	(33,461)	(29,219)	216,272
Balance at end of year	786,117	2,200,777	2,209,799
Content rights [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	6,717,442	4,876,298	2,634,527
Acquisitions	850,779	2,099,084	2,242,556
Disposals and other		(63,137)	(217,057)
Effect of translation of foreign subsidiaries	(18,512)	(194,803)	216,272
Balance at end of year	7,549,709	6,717,442	4,876,298
Content rights [member] | Accumulated depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(4,516,665)	(2,666,499)	(428,746)
Disposals and other		(195,658)	(1,612)
Amortization of the year	(2,231,978)	(1,820,092)	(2,236,141)
Effect of translation of foreign subsidiaries	(14,949)	165,584
Balance at end of year	(6,763,592)	(4,516,665)	(2,666,499)
Intangibles, net [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	143,539,626	152,369,446	124,745,040
Acquisitions	7,317,168	17,925,158	15,185,386
Acquisitions in business combinations	25,193	649,458	2,384,806
Disposals and other	2,274,635	(1,532,478)	1,036,989
Amortization of the year	(25,798,610)	(24,348,182)	(19,522,967)
Effect of translation of foreign subsidiaries	(5,220,309)	(1,523,776)	28,540,192
Balance at end of year	122,137,703	143,539,626	152,369,446
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	151,463,232	152,632,635	137,113,716
Acquisitions	1,455
Acquisitions in business combinations	333,284	951,348	3,953,023
Disposals and other	(1,094,861)	(134,525)	(356,832)
Effect of translation of foreign subsidiaries	(5,136,613)	(1,986,226)	11,922,728
Balance at end of year	$ 145,566,497	$ 151,463,232	$ 152,632,635